Retirement Benefits - Summary of Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Obligations	$ (103,545)		$ (91,856)
Plan assets	94,826		85,803
Net liability	(8,719)		(6,053)
Non-current assets	4,717	$ 6,051	6,051
Non-current liabilities	(13,017)	(11,653)	(11,653)
Current liabilities	$ (419)	$ (451)	$ (451)